Details of Significant Accounts - Summary of Principal Actuarial Assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Discount rate	0.70%	1.10%
Future salary increases	2.00%	2.00%